UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 November 7, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


--------------------------------------------------------------------------------
                                                                          Page 1




                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        99

Form 13F Information Table Value Total: $1,985,946,583

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC


--------------------------------------------------------------------------------
                                                                          Page 2


                           FORM 13F INFORMATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
Column 1                Column 2    Column 3     Column 4      Column 5    Column 6
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Discretion
Name of Issuer          Title of    CUSIP        Market        SHRS        Sole  Shared   Shared   Other    Sole       Shared  None
                        Class       Number       Value                           Defined  Other    Managers
-----------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories     COM         2824100      62,220,000    1,200,000   X                                 1,200,000

Abgenix, Inc.           COM         00339B107    46,752,920    2,059,600   X                                 2,059,600
Abgenix, Inc.           COM         00339B107    18,250,800    804,000             X               2                   804,000

Adolor Corp.            COM         00724X102    15,618,839    922,554     X                                 922,554
Adolor Corp.            COM         00724X102    8,166,253     482,354             X               2                   482,354

Affymetrix Inc.         COM         00826T108    3,348,030     208,600     X                                 208,600
Affymetrix Inc.         COM         00826T108    8,127,720     506,400             X               2                   506,400

Alexion                 COM         015351109    13,616,000    800,000     X                                 800,000
Pharmaceuticals, Inc.

Alexion                 COM         015351109    5,786,800     340,000             X               2                   340,000
Pharmaceuticals, Inc.

American Home Products  COM         26609107     81,223,800    1,394,400   X                                 1,394,400
American Home Products  COM         26609107     46,600,000    800,000             X               2                   800,000

Amgen Inc.              COM         31162100     58,605,444    997,200     X                                 997,200
Amgen Inc.              COM         31162100     32,558,580    554,000             X               2                   554,000


Amylin Pharma.          COM         32346108     995,400       180,000     X                                 180,000
Amylin Pharma.          COM         32346108     1,216,600     220,000             X               2                   220,000

Applera Corp.-Celera    COM         38020202     20,528,380    851,800     X                                 851,800
Genomics

Arena Pharmaceuticals   COM         040047102    41,800        3,800       X                                 3,800
Inc.

Argonaut Technologies   COM         40175101     1,451,240     408,800     X                                 408,800
Inc.
Argonaut Technologies   COM         40175101     1,843,870     519,400             X               2                   519,400
Inc.

Arqule Inc.             COM         04269E107    9,425,900     902,000     X                                 902,000
Arqule Inc.             COM         04269E107    10,041,405    960,900             X               2                   960,900

Axcan Pharma Inc.       COM         054923107    1,717,350     160,500     X                                 160,500
Axcan Pharma Inc.       COM         054923107    2,150,700     201,000             X               2                   201,000

BioMarin                COM         9061G101     4,777,500     490,000     X                                 490,000
BioMarin                COM         9061G101     5,557,500     570,000             X               2                   570,000

Bio-Technology General  COM         090578105    21,481,064    2,871,800   X                                 2,871,800
Bio-Technology General  COM         090578105    12,362,196    1,652,700           X               2                   1,652,700

Caliper Technologies    COM         130876105    13,615,075    1,471,900   X                                 1,471,900
Caliper Technologies    COM         130876105    8,268,575     893,900             X               2                   893,900

Cellegy Pharmaceuticals COM         15115L103    1,659,236     238,739     X                                 238,739
Inc.
Cellegy Pharmaceuticals COM         15115L103    3,900,764     561,261     X                                 561,261
Inc.

Cepheid Inc.            COM         15670R107    904,800       390,000     X                                 390,000
Cepheid Inc.            COM         15670R107    1,113,600     480,000             X               2                   480,000

Ciphergen Biosystems    COM         17252Y104    3,420,377     1,121,435   X                                 1,121,435
Ciphergen Biosystems    COM         17252Y104    1,906,030     624,928             X               2                   624,928

COR Therapeutics Inc.   COM         217753102    29,502,731    1,303,700   X                                 1,303,700
COR Therapeutics Inc.   COM         217753102    12,041,423    532,100             X               2                   532,100

Depomed Inc.            COM         249908104    728,256       141,684             X               2                   141,684
Depomed Inc.            COM         249908104    9,054,840     1,761,642           X               2                   1,761,642

Discovery Laboratories  COM         254668106    7,499,127     3,504,265           X               2                   3,504,265
Inc.

Eli Lilly & Company     COM         532457108    100,390,800   1,244,000   X                                 1,244,000
Eli Lilly & Company     COM         532457108    41,157,000    510,000             X               2                   510,000

Enzon Inc.              COM         293904108    25,540,800    500,800     X                                 500,800
Enzon Inc.              COM         293904108    7,140,000     140,000             X               2                   140,000


Forest Laboratories -   COM         345838106    36,070,000    500,000     X                                 500,000
CL A
Forest Laboratories -   COM         345838106    5,049,800     70,000              X               2                   70,000
CL A

Genentech Inc           COM         368710406    87,788,800    1,995,200   X                                 1,995,200
Genentech Inc           COM         368710406    33,044,000    751,000             X               2                   751,000

Genzyme Corp. General   COM         372917104    65,132,280    1,434,000   X                                 1,434,000
Division
Genzyme Corp. General   COM         372917104    38,152,800    840,000             X               2                   840,000
Division
Gilead Sciences Inc.    COM         375558103    76,554,093    1,362,900   X                                 1,362,900
Gilead Sciences Inc.    COM         375558103    39,824,530    709,000             X               2                   709,000

Idec Pharmaceuticals    COM         449370105    6,444,100     130,000             X               2                   130,000
Corp.

Immunex Corp.           COM         452528102    81,463,480    4,361,000   X                                 4,361,000
Immunex Corp.           COM         452528102    36,893,000    1,975,000           X               2                   1,975,000

Immunomedics Inc.       COM         452907108    2,505,321     209,300     X                                 209,300
Immunomedics Inc.       COM         452907108    3,090,654     258,200             X               2                   258,200

Incyte Pharma           COM         45337C102    30,710,412    2,248,200   X                                 2,248,200
Incyte Pharma           COM         45337C102    15,330,618    1,122,300           X               2                   1,122,300

Lifecell                COM         531927101    1,224,002     699,430     X                                 699,430
Lifecell                COM         531927101    2,877,560     1,644,320           X               2                   1,644,320

Miravant Medical        COM         604690107    1,055,700     138,000     X                                 138,000
Technologies
Miravant Medical        COM         604690107    1,331,100     174,000             X               2                   174,000
Technologies

Molecular Devices Corp. COM         60851C107    16,291,360    874,000     X                                 874,000
Molecular Devices Corp. COM         60851C107    1,202,280     64,500              X               2                   64,500

Neopharm                COM         640919106    5,000,395     355,900     X                                 355,900
Neopharm                COM         640919106    2,971,575     211,500             X               2                   211,500

Orapharma Inc.          COM         68554E106    7,605,000     1,300,000   X                                 1,300,000

Orchid Biosciences      COM         68571P100    2,425,970     1,107,749   X                                 1,107,749
Orchid Biosciences      COM         68571P100    3,025,441     1,381,480           X               2                   1,381,480

Orphan Medical, Inc.    COM         687303107    5,034,750     685,000     X                                 685,000
Orphan Medical, Inc.    COM         687303107    4,263,000     580,000             X               2                   580,000

Penwest Pharmaceuticals COM         709754105    292,910       17,000      X                                 17,000
Co.
Penwest Pharmaceuticals COM         709754105    396,290       23,000              X               2                   23,000
Co.

Pfizer Inc.             COM         717081103    132,722,980   3,309,800   X                       2         3,309,800
Pfizer Inc.             COM         717081103    58,947,000    1,470,000           X               2                   1,470,000


Pharmacia Corp.         COM         71713U102    83,841,576    2,067,100   X                                 2,067,100
Pharmacia Corp.         COM         71713U102    40,296,360    993,500             X               2                   993,500


Pharmacopeia Inc.       COM         71713B104    23,574,240    1,819,000   X                                 1,819,000
Pharmacopeia Inc.       COM         71713B104    6,946,560     536,000             X               2                   536,000

Praecis Pharmaceutical, COM         739421105    7,660,301     2,053,700   X                                 2,053,700
Inc.
Praecis Pharmaceutical, COM         739421105    4,326,800     1,160,000           X               2                   1,160,000
Inc.

SangStat Medical Corp.  COM         801003104    11,233,085    609,500     X                                 609,500
SangStat Medical Corp.  COM         801003104    4,672,005     253,500             X               2                   253,500

Schering-Plough         COM         806605101    79,282,700    2,137,000   X                                 2,137,000
Corporation
Schering-Plough         COM         806605101    30,607,500    825,000             X               2                   825,000
Corporation

Sepracor Inc.           COM         817315104    61,963,400    1,726,000   X                                 1,726,000
Sepracor Inc.           COM         817315104    24,232,500    675,000             X               2                   675,000

Sonus Pharma.           COM         835692104    585,750       165,000     X                                 165,000
Sonus Pharma.           COM         835692104    692,250       195,000             X               2                   195,000

Synaptic                COM         87156R109    616,984       132,400     X                                 132,400
Pharmaceuticals Corp.
Synaptic                COM         87156R109    753,988       161,800             X               2                   161,800
Pharmaceuticals Corp.

Triangle                COM         89589H104    6,934,400     2,167,000   X                                 2,167,000
Pharmaceuticals Inc.
Triangle                COM         89589H104    8,880,000     2,775,000           X               2                   2,775,000
Pharmaceuticals Inc.

Tularik Inc.            COM         899165104    12,065,100    655,000     X                                 655,000
Tularik Inc.            COM         899165104    6,509,628     353,400             X               2                   353,400

Variagenics Inc.        COM         922196100    124,320       44,400      X                                 44,400
Variagenics Inc.        COM         922196100    155,680       55,600              X               2                   55,600
Vysis Inc.              COM         928961101    1,960,730     147,300     X                                 147,300

-----------------------------------------------------------------------------------------------------------------------------------
